COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Dec. 31, 2012
Costs and Estimated Earnings In Excess Of Billings [Abstract]
Costs and Estimated Earnings In Excess Of Billings [Text Block]
14.	COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

The current assets, “costs and estimated earnings in excess of billings” on contract in progress, represent cumulative revenues recognized in excess of the cumulative amount billed to customers. Included in cost and estimated earnings in excess of billings are unbilled receivables on contracts, or portions of contracts, that have been recorded in sales on attainment of sales or revenue criteria, though appropriately recognized, cannot be billed yet under the contracts as of the balance sheet date. Included in costs and estimated earnings in excess of billings is retainage not invoiced, which is typically 5%-10% of a construction contract. Retainage not invoiced, and prior to the completion of the customary evaluation period accorded to customer, is accounted for as costs and estimated earnings and billings. Retainage is typically invoiced to the customer one year after delivery of construction equipment. This extended payment period for the last portion of a contract is given to allow the customer to operate their equipment and notify the Company if adjustments to the equipment are required.

As of December 31, 2012 and 2011, costs and estimated earnings in excess of billings are as follows:

	December 31,	December 31,
	2012	2011
Contract costs incurred plus recognized profits less recognized losses to date	$55,607,242	$22,564,799
Less: Progress billings to date	(53,356,822)	(18,151,317)
Costs and estimated earnings in excess of billings	$2,250,420	$4,413,482

The timing of when the Company bill their customers is generally based on advance billing terms or contingent upon completion of certain phases of the work, as stipulated in the contract. Costs and estimated earnings in excess of billings at December 31, 2012 and 2011 are typically billed within one year.